RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Fair Value Hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets measured at fair value:
Cash and cash equivalents	$ 3,135	$ 1,141	$ 998	$ 900
Restricted cash	463	391
Property, plant and equipment	73,475	64,005
Liabilities measured at fair value:
Contingent consideration	(61)	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings	(3,801)	(2,731)
Non-recourse borrowings	(30,662)	(26,839)
Total	(41,979)	(34,722)
Transfers out of Level 3 of fair value hierarchy	0	56
Amortized cost | Debt securities
Liabilities for which fair value is disclosed:
Financial assets, at fair value	566	0
Level 1
Assets measured at fair value:
Cash and cash equivalents	3,135
Restricted cash	463
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(3,130)
Non-recourse borrowings	(2,594)
Total	2,126
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(671)
Non-recourse borrowings	(28,068)
Total	28,355
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	73,475
Liabilities measured at fair value:
Contingent consideration	(61)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	(72,460)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	170	50
Liabilities measured at fair value:
Financial instrument liabilities	(1,025)	(798)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(42)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	170
Liabilities measured at fair value:
Financial instrument liabilities	(983)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	71	90
Liabilities measured at fair value:
Financial instrument liabilities	(109)	(82)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	71
Liabilities measured at fair value:
Financial instrument liabilities	(109)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	393	233
Liabilities measured at fair value:
Financial instrument liabilities	(109)	(105)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	393
Liabilities measured at fair value:
Financial instrument liabilities	(109)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	189	27
Liabilities measured at fair value:
Financial instrument liabilities	(58)	(353)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	189
Liabilities measured at fair value:
Financial instrument liabilities	(58)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity
Assets measured at fair value:
Financial instrument assets	94	27
Liabilities measured at fair value:
Financial instrument liabilities	(2,125)	(1,782)
Tax equity | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 3
Assets measured at fair value:
Financial instrument assets	94
Liabilities measured at fair value:
Financial instrument liabilities	(2,125)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	1,939	$ 1,540
Investments in debt and equity securities | Level 1
Assets measured at fair value:
Financial instrument assets	0
Investments in debt and equity securities | Level 2
Assets measured at fair value:
Financial instrument assets	49
Investments in debt and equity securities | Level 3
Assets measured at fair value:
Financial instrument assets	$ 1,890